Commitments and Contingencies (Details)								1 Months Ended		12 Months Ended
	Nov. 07, 2022 shares	Oct. 04, 2022 shares	Aug. 04, 2022 shares	May 07, 2022 shares	Apr. 27, 2022 shares	Feb. 07, 2022 shares	Sep. 03, 2014 USD ($) shares	Mar. 31, 2020 $ / shares shares	Jan. 31, 2020 USD ($)	Dec. 31, 2023 USD ($) m²	Jun. 21, 2022 USD ($)
Other Commitments [Line Items]
Contractual obligation										$ 483,167
Maximum payment for commitment milestones										13,200,000
Employee Retention Credit, CARES ACT										$ 120,771
Percentage of sub license income on royalties										15.00%
Office space in square feet | m²										6,200
Lease rent per month											$ 11,367
Fair value of shares issued in connection with asset purchase										$ 50,000
Issuance of common stock | shares	5,129	1,667	3,664	6,411	50,000	5,377
For Period Till November 2023 [Member]
Other Commitments [Line Items]
Lease rent per month										11,367
From Period Till November 2024 [Member]
Other Commitments [Line Items]
Lease rent per month											$ 11,625
Research and Development Arrangement [Member]
Other Commitments [Line Items]
Contractual obligation										$ 230,000
Asset Purchase Agreement [Member]
Other Commitments [Line Items]
Cash paid to acquire intangible asset							$ 275,000
Issuance of shares for assets (in shares) | shares							12,328
Fair value of shares issued in connection with asset purchase							$ 3,750,000
Issuance of common stock | shares								130,413
Effective price per share (in Dollars per share) | $ / shares								$ 38.40
Ownership of company outstanding										19.90%
Minimum
Other Commitments [Line Items]
Percentage for royalties										2.00%
Percentage of global net sales royalties on covered products										1.50%
Authorized shares to be issued									$ 334
Maximum
Other Commitments [Line Items]
Percentage for royalties										3.00%
Percentage of global net sales royalties on covered products										2.50%
Authorized shares to be issued									$ 33,334
Maximum | Asset Purchase Agreement [Member] | Scenario, Plan [Member]
Other Commitments [Line Items]
Contingent consideration										$ 5,000,000